Long-Term Indebtedness - Narrative (Details) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 01, 2024	May 02, 2024	May 03, 2023	Jul. 01, 2022	Mar. 31, 2020	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023	Dec. 31, 2023	Apr. 26, 2023	Apr. 30, 2020	Apr. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Repayments of debt								$ 734,000,000	$ 1,028,623,000
Loss on debt extinguishment						$ 2,736,000	$ 13,982,000	2,736,000	13,982,000
Estimate of fair value
Debt Instrument [Line Items]
Fair value of long-term debt						2,772,700,000	2,298,700,000	2,772,700,000	2,298,700,000	$ 2,374,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 500,000,000.0
Repayments of debt		$ 235,000,000
Available borrowing capacity						274,000,000.0		274,000,000.0
Line of credit outstanding amount						205,000,000.0	169,000,000	205,000,000.0	169,000,000	180,000,000.0
Letters of credit outstanding amount						$ 21,000,000.0	21,000,000.0	$ 21,000,000.0	21,000,000.0	21,000,000.0
Basis spread on variable rate								0.10%
Interest rate						8.66%		8.66%
Commitment fee percentage								0.50%
Long-term debt, gross						$ 205,000,000	169,000,000	$ 205,000,000	169,000,000	180,000,000
Term Loan B
Debt Instrument [Line Items]
Repayments of debt		479,000,000
Long-term debt, gross						0	479,000,000	0	479,000,000	479,000,000
Loss on debt extinguishment		2,700,000
2024 Notes
Debt Instrument [Line Items]
Interest rate														4.875%
Long-term debt, gross					$ 949,500,000	56,867,000	56,867,000	56,867,000	56,867,000	56,867,000
Debt instrument face amount														$ 300,000,000.0
Pre-payment					$ 50,500,000
Purchase price per $1,000 principal amount											$ 1,000.5
Repayment of notes payable			$ 892,600,000
Percentage of principal amount repaid			94.00%
Purchase price			$ 892,600,000
Percentage of aggregate principal amount of notes tendered			94.00%
Loss on debt extinguishment									14,000,000.0
Loss on debt extinguishment for premium paid above par									1,000,000.0
Loss on debt extinguishment for write-off of deferred debt issuance cost/ costs charged to expense									13,000,000.0
Periodic payment of interest								1,400,000
2024 Notes Additional Issuance
Debt Instrument [Line Items]
Debt instrument face amount													$ 700,000,000.0
2027 Notes
Debt Instrument [Line Items]
Interest rate													5.50%
Long-term debt, gross						500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Debt instrument face amount													$ 500,000,000.0
Periodic payment of interest								13,800,000
2025 Notes
Debt Instrument [Line Items]
Long-term debt, gross				$ 365,000,000.0		365,000,000	365,000,000	365,000,000	365,000,000	365,000,000
Repayment of notes payable				$ 360,000,000.0
Premium percentage on redemption				103.50%
Periodic payment of interest								12,700,000
2025 Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of debt	$ 165,000,000
2025 Notes | Subsidiaries
Debt Instrument [Line Items]
Interest rate												7.00%
Debt instrument face amount												$ 725,000,000.0
2031 Notes
Debt Instrument [Line Items]
Long-term debt, gross						800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Percentage of offering price			99.248%
Net proceeds			$ 784,000,000.0
Periodic payment of interest								29,000,000.0
2032 Notes
Debt Instrument [Line Items]
Long-term debt, gross						$ 850,000,000	$ 0	850,000,000	$ 0	$ 0
Net proceeds		$ 843,600,000
Periodic payment of interest								28,200,000
First interest payment								$ 28,300,000
2032 Notes | Subsidiaries
Debt Instrument [Line Items]
Interest rate		6.625%
Debt instrument face amount		$ 850,000,000
Cedar Fair Senior Notes due 2027 | Subsequent Event | CopperSteel HoldCo, Inc
Debt Instrument [Line Items]
Interest rate	5.375%
Cedar Fair Senior Notes due 2028 | Subsequent Event | CopperSteel HoldCo, Inc
Debt Instrument [Line Items]
Interest rate	6.50%
Cedar Fair Senior Notes due 2029 | Subsequent Event | CopperSteel HoldCo, Inc
Debt Instrument [Line Items]
Interest rate	5.25%